Shareholder Fees - FidelitySAIBondFunds-ComboPRO	Oct. 30, 2024 USD ($)
FidelitySAIBondFunds-ComboPRO | Fidelity SAI Short-Term Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none